FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (8)	$ (8)	$ (8)
Impact of 10% increase on net income (loss)	8	8	8
Impact of 10% decrease on parent equity	(150)	(142)	(123)
Impact of 10% increase on parent equity	150	142	123
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(14)	(20)	(23)
Impact of 10% increase on net income (loss)	14	20	23
Impact of 10% decrease on parent equity	31	(15)	(12)
Impact of 10% increase on parent equity	(31)	15	12
EUR & Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on parent equity	0	(1)	0
Impact of 10% increase on parent equity	0	1	0
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	0	2	(1)
Impact of 10% increase on net income (loss)	0	(2)	1
Impact of 10% decrease on parent equity	0	0	(43)
Impact of 10% increase on parent equity	$ 0	$ 0	$ 43